Note 10 - Sycamore Solar Photovoltaic Asset Sale Agreement (Detail) (USD $)	0 Months Ended		5 Months Ended	6 Months Ended	118 Months Ended
	Apr. 05, 2012 acre	Apr. 11, 2012	Sep. 06, 2012	Sep. 30, 2012 acre sqm	Sep. 30, 2011 acre	Oct. 31, 2012 acre	Oct. 24, 2012 acre	Aug. 17, 2012 acre	Jun. 30, 2012 acre	Apr. 25, 2012 acre	Apr. 19, 2012 acre	Apr. 13, 2012 acre	Jun. 30, 2011 acre	May 16, 2011 acre	Mar. 31, 2011 acre	Mar. 17, 2011 acre	Mar. 31, 2010 acre
Area of Land (in Acres)	20			34.07	40	56.03	24.23	34.07	56.03	40	40	40	39.25	39.25	20	20	30
Asset Sale Total Purchase Price	$ 1,726,219
Asset Sale Cash Paid		817,200	909,019
Gain (Loss) on Disposition of Assets				$ (1,723,710)	$ (1,723,710)